                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Atticus Capital, LLC
Address: 152 West 57th Street
         45th Floor
         New York, New York  10019


Form 13F File Number: 28-04049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Zoraian
Title:   Chief Financial Officer
Phone:   (212) 373-0800

Signature, Place, and Date of Signing:

         /s/  John Zoraian        New York, New York   August 6, 2001
         _______________________ _____________________ ___________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]










































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     68

Form 13F Information Table Value Total:     964,448
                                            [in thousands]

List of Other Included Managers:           NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE





























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


                                                       ATTICUS CAPITAL LLC
                                                            FORM 13-F
                                                          JUNE 30, 2001

   ITEM 1               ITEM 2         ITEM 3        ITEM 4        ITEM 5            ITEM 6           ITEM 7        ITEM 8
    NAME                 CLASS                       FAIR         SHARES      INVESTMENT AUTHORITY             VOTING AUTHORITY
     OF                    OF                        MARKET         OF        ---------------------   OTHER   -------------------
   ISSUER              SECURITIES      CUSIP         VALUE        PRINCIPAL   (a) SOLE  (b)  SHARED  MANAGER  (a) SOLE  (b) SHARED
  --------             ----------      -----         ------       ---------   --------  ------------ -------- --------  ----------


ALCATEL ALSTHOM        Common Stock    013904305  2,773,580.94     133,731      133,731              NONE      133,731
AMERICA ONLINE INC     Common Stock    023645104  5,689,974.00     107,358      107,358              NONE      107,358
AMERICAN GENERAL CORP. Common Stock    026351106 93,643,200.00   2,016,000    2,016,000              NONE    2,016,000
AMERICAN INTL GROUP
  INC                  Common Stock    026874107  4,057,658.31      48,020       48,020              NONE       48,020
APPLIED MATERIALS INC. Common Stock    038222105    559,678.00      11,422       11,422              NONE       11,422
AT&T CORP              Common Stock    001957109    985,050.00      44,775       44,775              NONE       44,775
BANCWEST CORP          Common Stock    059790105  2,449,280.00      71,200       71,200              NONE       71,200
BERGEN BRUNSWEIG       Common Stock    083739102  3,242,414.00     168,700      168,700              NONE      168,700
BROADVISION INC.       Common Stock    111412102    274,018.05      54,261       54,261              NONE       54,261
CARDINAL HEALTH        Common Stock    14149Y108  9,641,128.50     139,726      139,726              NONE      139,726
CHAMPPS ENTERTAINMENT  Common Stock    158787101 33,972,110.90   3,347,006    3,347,006              NONE    3,347,006
CHRIS-CRAFT INDUSTRIES Common Stock    170520100 11,017,020.00     154,300      154,300              NONE      154,300
CISCO SYSTEMS          Common Stock    17275R102  1,487,548.54      80,933       80,933              NONE       80,933
CITIGROUP              Common Stock    173034109 27,201,345.08     514,787      514,787              NONE      514,787
CMGI INC.              Common Stock    125750109    200,699.79      68,969       68,969              NONE       68,969
CORNING INC.           Common Stock    219350105  1,710,435.60     102,360      102,360              NONE      102,360
DEL WEBB               Common Stock    947423109 15,785,520.00     408,000      408,000              NONE      408,000
DEUTSCHE TELEKOM AG -
  ADR                  Common Stock    251566105  6,633,975.00     295,500      295,500              NONE      295,500
EDISON SCHOOLS INC.    Common Stock    281033100    628,329.30      27,498       27,498              NONE       27,498
FLEXTRONICS INTL LTD   Common Stock    879369106  8,738,822.40     331,016      331,016              NONE      331,016
GENERAL ELECTRIC       Common Stock    369604103 13,752,585.00     280,665      280,665              NONE      280,665
GEORGIA PAC CORP
  TIMBER GRP           Common Stock    373298728 18,346,900.00     513,200      513,200              NONE      513,200
GLOBAL CROSSING LTD    Common Stock    G3921A100  5,822,634.24     673,916      673,916              NONE      673,916
HARMONIC INC.          Common Stock    413160102    783,074.40      76,772       76,772              NONE       76,772
HONEYWELL              Common Stock    438506107  2,446,490.00      70,100       70,100              NONE       70,100
HOUGHTON MIFFLIN CO.   Common Stock    441560109 20,166,445.00     336,500      336,500              NONE      336,500
HS RES INC.            Common Stock    404297103  8,359,200.00     129,000      129,000              NONE      129,000
I2 TECHNOLOGIES INC.   Common Stock    465754109  1,849,192.50      93,630       93,630              NONE       93,630
IBP INC                Common Stock    449223106 67,826,550.00   2,686,200    2,686,200              NONE    2,686,200
INVERNESS MEDICAL TECH Common Stock    461268104 42,435,300.00   1,146,900    1,146,900              NONE    1,146,900
JDS UNIPHASE           Common Stock    46612J101 15,647,722.44   1,221,524    1,221,524              NONE    1,221,524
JOHNSON & JOHNSON      Common Stock    478160104 39,927,432.48     799,188      799,188              NONE      799,188
JP MORGAN & CO. INC.   Common Stock    616880100  6,667,831.80     149,940      149,940              NONE      149,940


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KINDER MORGAN MGMT LLC Common Stock    494550100  4,747,050.00      69,300       69,300              NONE       69,300
LIBERTY MEDIA CLASS A  Common Stock    001957208  4,498,637.88     257,212      257,212              NONE      257,212
LUCENT TECHNOLOGIES    Common Stock    549463107    936,325.17     150,777      150,777              NONE      150,777
MAXIM INTEGRATED
  PRODS INC            Common Stock    57772K101  5,467,933.35     123,849      123,849              NONE      123,849
MCI WORLDCOM INC       Common Stock    98155K102  1,241,403.15      83,037       83,037              NONE       83,037
MEDTRONIC INC          Common Stock    585055106  8,024,144.00     174,400      174,400              NONE      174,400
MICROSOFT              Common Stock    594918104 14,273,227.50     198,930      198,930              NONE      198,930
MOTOROLA INC           Common Stock    620076109  1,468,292.40      88,665       88,665              NONE       88,665
NORTEL NETWORKS        Common Stock    665815106  2,444,755.11     270,737      270,737              NONE      270,737
NOVA CORPORATION       Common Stock    669784100 17,542,810.00     557,800      557,800              NONE      557,800
O'SULLIVAN INDUSTRIES
  $1.50 PER SHARE 12%  Preferred Stock 67104Q205  3,016,350.00   2,010,900    2,010,900              NONE    2,010,900
PEPSICO INC            Common Stock    713448108  4,088,500.00      92,500       92,500              NONE       92,500
PFIZER INC.            Common Stock    717081103    588,380.00      14,600       14,600              NONE       14,600
PICTURETEL CORP NEW    Common Stock    720035302  7,210,000.00   1,287,500    1,287,500              NONE    1,287,500
PRICE COMMUNICATIONS
  CORP.                Common Stock    741437305 50,592,102.00   2,505,800    2,505,800              NONE    2,505,800
QUAKER OATS            Common Stock    747402105  3,650,000.00      40,000       40,000              NONE       40,000
QWEST COMMUNICATIONS
  INTERNATIONAL        Common Stock    749121109    441,176.41      13,843       13,843              NONE       13,843
RALSTON PURINA CO.     Common Stock    751277302 56,719,788.00   1,889,400    1,889,400              NONE    1,889,400
REMEDY CORP.           Common Stock    759548100 25,383,120.00     729,400      729,400              NONE      729,400
SANMINA CORP           Common Stock    800907107    520,884.00      21,840       21,840              NONE       21,840
SIEBEL SYSTEMS INC.    Common Stock    826170102  4,517,258.62      96,502       96,502              NONE       96,502
SOLECTRON CORP         Common Stock    834182107  2,845,393.80     155,486      155,486              NONE      155,486
SPIEKER PROPERTIES     Common Stock    848497103  8,213,150.00     137,000      137,000              NONE      137,000
SUN MICROSYSTEMS INC   Common Stock    866810104  3,479,652.00     222,200      222,200              NONE      222,200
SUNTRUST BANKS INC     Common Stock    867914103  3,553,442.12      54,854       54,854              NONE       54,854
TELFONICA SA-ADR       Common Stock    879382208  9,559,359.04     256,696      256,696              NONE      256,696
TEXACO INC             Common Stock    881694103 24,370,896.00     365,600      365,600              NONE      365,600
TOSCO CORP NEW         Common Stock    891490302 39,587,735.00     898,700      898,700              NONE      898,700
TYCO INTERNATIONAL     Common Stock    902124106 40,553,968.23     743,973      743,973              NONE      743,973
TYSON FOODS INC. CL-A  Common Stock    902494103 17,179,413.00   1,865,300    1,865,300              NONE    1,865,300
ULTRAMAR DIAMOND
  SHAMROCK             Common Stock    904000106 24,158,925.00     511,300      511,300              NONE      511,300
VERISIGN INC.          Common Stock    92343e102    275,009.00       4,622        4,622              NONE        4,622
VIACOM CLASS B         Common Stock    925524308 29,288,740.50     565,966      565,966              NONE      565,966
WACHOVIA CORP          Common Stock    929771103 11,882,050.00     167,000      167,000              NONE      167,000
WILLAMETTE INDUSTRIES  Common Stock    969133107 57,405,150.00   1,159,700    1,159,700              NONE    1,159,700
                                                964,448,167.55












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02090001.AH4